SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 99.7%	Value ($)
	Australia: 2.5%
22,314	Sonic Healthcare Ltd.	$592,628

	Denmark: 4.1%
8,627	Novo Nordisk A/S	961,087

	France: 4.9%
8,600	Danone SA	476,123
4,019	Schneider Electric SE	676,720
		1,152,843
	Germany: 4.4%
3,693	Deutsche Boerse AG	666,128
5,364	Henkel AG & Company KGaA	360,184
		1,026,312
	Ireland: 2.4%
5,112	Medtronic PLC	567,176

	Switzerland: 8.8%
19,404	ABB Ltd.	633,639
5,355	Nestle SA	696,689
1,838	Roche Holding AG	729,013
		2,059,341
	Taiwan: 2.3%
5,241	Taiwan Semiconductor Manufacturing Co., Ltd.	546,427

	United Kingdom: 16.2%
87,149	BAE Systems PLC	821,366
15,251	British American Tobacco PLC	640,050
14,265	Diageo PLC	724,045
29,126	Imperial Tobacco Group PLC	616,246
6,733	Reckitt Benckiser Group PLC	515,868
10,836	Unilever PLC	491,847
		3,809,422
	United States: 54.1%
5,793	AbbVie Inc.	939,103
11,520	Aflac Inc.	741,773
4,779	Arthur J Gallagher & Co.	834,413
820	BlackRock Inc.	626,619
1,281	Broadcom Inc.	806,620
11,910	Cisco Systems Inc.	664,102
2,925	CME Group Inc.	695,741
4,346	Eaton Corp. PLC	659,549
2,709	Illinois Tool Works Inc.	567,265
3,679	Johnson & Johnson	652,029
2,431	Microsoft Corp.	749,502
8,873	Otis Worldwide Corp.	682,777

Shares		Value ($)
	Common Stocks (Continued)
	United States (Continued)
6,081	Paychex Inc.	$829,874
4,265	PepsiCo Inc.	713,876
4,484	Procter & Gamble Co/The	685,155
7,603	Raytheon Techologies Corp.	753,229
3,549	Texas Instruments Inc.	651,170
7,520	VF Corp.	427,587
		12,680,384

	Total Common Stocks (Cost $17,001,345)	23,395,620

	Total Investments in Securities (Cost $17,001,345): 99.7%	23,395,620
	Other Assets less Liabilities: 0.3%	64,256
	Net Assets: 100.0%	$23,459,876

ADR - American Depository Receipt

PLC - Public Limited Company